Leases	3 Months Ended
Mar. 31, 2022
Lease Liabilities [Abstract]
Leases

6. LEASES

Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the periods presented:

	RIGHT-OF- USE ASSETS	LEASE LIABILITIES
At January 1, 2022	1,465	1,679
Additions as a part business combinations	748	748
Amortization of right-of-use assets	(102)	—
Interest expense	—	50
Payments	—	(136)
Translation differences	(29)	(23)
At March 31, 2022	2,082	2,318
At January 1, 2021	1,799	1,975
Additions	—	—
Amortization of right-of-use assets	(74)	—
Interest expense	—	49
Payments	—	(95)
Translation differences	(66)	(86)
At March 31, 2021	1,659	1,843

For the three months ended March 31, 2022 and 2021, amortization expense of right-of-use assets was $102 and $74, respectively, and lease payments related to lease liabilities were $136 and $95, respectively.

Lease payments not recognized as a liability

The expense relating to payments not included in the measurement of the lease liability is as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Short-term leases	124	87